Consolidated Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and balances at central banks	£ 29,881	£ 38,214
Derivative financial instruments	1,204	1,432
Other financial assets at fair value through profit or loss	136	262
Loans and advances to banks	1,032	1,080
Loans and advances to customers	199,408	207,435
Reverse repurchase agreements - non-trading	10,338	12,468
Other financial assets at amortised cost	3,408	152
Macro hedge of interest rate risk	(738)	(632)
Financial assets at fair value through other comprehensive income	9,040	8,481
Interests in other entities	289	245
Intangible assets	1,539	1,548
Property, plant and equipment	1,563	1,494
Current tax assets	506	490
Retirement benefit assets	439	723
Other assets	1,887	2,043
Assets held for sale	12	13
Total assets	259,944	275,448
Liabilities
Deposits by banks	13,993	20,332
Deposits by customers	180,967	190,850
Repurchase agreements - non-trading	8,617	8,411
Derivative financial instruments	702	818
Other financial liabilities at fair value through profit or loss	1,055	899
Debt securities in issue	35,673	33,910
Macro hedge of interest rate risk	47	86
Other liabilities	1,852	2,479
Provisions	611	402
Deferred tax liabilities	246	186
Retirement benefit obligations	23	66
Subordinated liabilities	2,385	2,386
Total liabilities	246,171	260,825
Equity
Share capital	3,105	3,105
Share premium	5,620	5,620
Other equity instruments	1,860	1,956
Other reserves	(333)	(353)
Retained earnings	3,521	4,295
Total equity	13,773	14,623
Total liabilities and equity	£ 259,944	£ 275,448